STOCKBASED COMPENSATION (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expected life (years)		3 years
Option Warrant [Member]
Annual dividend yield	0.00%	0.00%
Expected life (years)	3 years	3 years
Warrant [Member]
Risk-free interest rate		0.11%
Common stock price		$ 1.45
Expected volatility		95.27%
Warrant [Member] | Maximum [Member]
Risk-free interest rate	1.13%	0.94%
Common stock price	$ 15	$ 9.50
Expected volatility	93.09%	106.51%